SHAREHOLDER' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number
Options outstanding at beginning of year	4,804,444		5,509,563		6,139,463
Granted	1,140,000	[1]	345,000	[1]	85,000	[1]
Exercised
Forfeited	(1,716,834)		(1,050,119)		(714,900)
Options outstanding at end of year	4,227,610		4,804,444		5,509,563
Options exercisable at year end	3,169,583		3,689,416		4,627,071
Weighted average fair value of options granted during the year	$ 0.04	[2]	$ 0.09	[2]	$ 0.08	[2]
Weighted average exercise price
Options outstanding at beginning of year	$ 0.43		$ 0.45		$ 0.45
Granted	$ 0.08	[1]	$ 0.09	[1]	$ 0.08	[1]
Exercised
Forfeited	$ 0.92		$ 0.43		$ 0.42
Options outstanding at end of year	$ 0.1		$ 0.43		$ 0.45
Options exercisable at year end	$ 0.11		$ 0.4		$ 0.55

[1]	Options granted in 2014, 2013 and 2012 were granted with exercise price that was at market value or above.
[2]	The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model in 2013 and 2014, with the following weighted average assumptions: